Registration Nos.:	333-81141
811-09395

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Post-Effective Amendment No. 31
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 32

 THIRD AVENUE VARIABLE SERIES TRUST

(Exact name of Registrant as Specified in Charter)

622 Third Avenue, New York, New York 10017
(Address of Principal Executive Offices including Zip Code)

(800) 443-1021 (toll-free), (212) 888-5222
(Registrant’s Telephone Number, including Area Code)

Please send copies of communications to:

W. James Hall III Third Avenue Management LLC 622 Third Avenue New York, New York 10017	Michael K. Hoffman, Esq. Skadden, Arps, Slate, Meagher & Flom LLP Four Times Square New York, New York 10036

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)(1).
☒	On May 1, 2018 pursuant to paragraph (b) (1).

EXHIBIT INDEX

Exhibit No.	Description

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

101.LAB	XBRL Taxonomy Extension Label Linkbase Document

101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement under Rule 485(b) of the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 1st day of May, 2018.

THIRD AVENUE VARIABLE SERIES TRUST

By:	/s/ W. James Hall III
President, General Counsel and Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Capacity	Date

/s/ W. James Hall III	President, General Counsel and	5/1/18
W. James Hall III	Secretary

/s/ Michael Buono*	Treasurer, Chief Financial Officer and Principal Accounting Officer	5/1/18
Michael Buono

/s/ William E. Chapman, II*	Trustee	5/1/18
William E. Chapman, II

/s/ Lucinda Franks*	Trustee	5/1/18
Lucinda Franks

/s/ Edward J. Kaier*	Trustee	5/1/18
Edward J. Kaier

/s/ Eric Rakowski*	Trustee	5/1/18
Eric Rakowski

/s/ Patrick Reinkemeyer*	Trustee	5/1/18
Patrick Reinkemeyer

/s/ Charles C. Walden*	Trustee and Chairman	5/1/18
Charles C. Walden

*By W. James Hall III pursuant to Power of Attorney.